Note 7 Collateral pledges received (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Collateral received [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	€ 40,701	€ 40,905	€ 30,723
Fair value of collateral received or own debt securities issued available for encumbrance	9,415	17,029	8,652
Fair value of collateral received or own debt securities issued nor available for encumbrance	1,279	1,719	1,071
equity instruments [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	323	289	239
Fair value of collateral received or own debt securities issued available for encumbrance	759	265	204
Fair value of collateral received or own debt securities issued nor available for encumbrance	0	0	0
Debt securities [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	40,378	40,616	30,484
Fair value of collateral received or own debt securities issued available for encumbrance	8,656	16,764	8,448
Fair value of collateral received or own debt securities issued nor available for encumbrance	1,279	1,719	1,071
Loans and advances and other assets [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	0	0	0
Fair value of collateral received or own debt securities issued available for encumbrance	0	0	0
Fair value of collateral received or own debt securities issued nor available for encumbrance	0	0	0
Own debt securities issued other than own covered bonds [Member]
Collateral pledges received [Line Items]
Fair value of encumbered collateral received or own debt securities issued	0	0	3
Fair value of collateral received or own debt securities issued available for encumbrance	92	50	94
Fair value of collateral received or own debt securities issued nor available for encumbrance	€ 0	€ 0	€ 0